Share-based Payment Arrangements (Details) - Schedule of share based expenses recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Expenses Recognized Abstract
Research and development expenses	$ 768	$ 557	$ 756
General and administrative expenses	1,644	1,525	1,889
Total share-based expense recognized	$ 2,412	$ 2,082	$ 2,645